CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2023
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents consisted of the following items:

	June 30, 2023	December 31, 2022

Cash at banks and on hand	983	928
Short-term deposits with original maturity of less than three months	1,474	2,179
Cash and cash equivalents*	2,457	3,107

Less overdrafts	—	—

Cash and cash equivalents, net of overdrafts (as presented in the consolidated statement of cash flows)	2,457	3,107
* Cash and cash equivalents include an amount of US$53 relating to banking operations in Pakistan.